Others - Fair value information, schedule of natures of the liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair value information
Financial liabilities	$ 11,702	$ 10,406
Currency Amount, Assets		6,992
Recurring fair value | Financial assets at fair value through profit or loss | Money market funds
Fair value information
Currency Amount, Assets	2,746
Recurring fair value | Level 1 | Financial assets at fair value through profit or loss | Money market funds
Fair value information
Currency Amount, Assets	2,746
Recurring fair value | Level 2 | Financial assets at fair value through profit or loss | Money market funds
Fair value information
Currency Amount, Assets	0
Recurring fair value | Level 3 | Financial assets at fair value through profit or loss | Money market funds
Fair value information
Currency Amount, Assets	0
Warrant liabilities | Recurring fair value | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	1,793	1,566
Warrant liabilities | Recurring fair value | Level 1 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	1,793	954
Warrant liabilities | Recurring fair value | Level 2 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	0	612
Warrant liabilities | Recurring fair value | Level 3 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	$ 0	$ 0